Goodwill And Identifiable Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Identifiable Intangible Assets
4.	GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS

Goodwill

The carrying value of goodwill totaled $1.907 billion at both September 30, 2017 and December 31, 2016. The goodwill arose in connection with our application of fresh start reporting at Emergence and was allocated entirely to the Retail Electricity segment (see Note 1). Of the goodwill recorded at Emergence, $1.686 billion is deductible for tax purposes over 15 years on a straight-line basis.

Identifiable Intangible Assets

Identifiable intangible assets, including the impact of fresh start reporting (see Note 1), are comprised of the following:

	September 30, 2017			December 31, 2016
Identifiable Intangible Asset	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Retail customer relationship	$1,648	$467	$1,181	$1,648	$152	$1,496
Software and other technology-related assets	178	36	142	147	9	138
Electricity supply contract (a)	190	9	181	190	2	188
Retail and wholesale contracts	164	72	92	164	38	126
Other identifiable intangible assets (b)	33	9	24	30	2	28

Total identifiable intangible assets subject to amortization	$2,213	$593	1,620	$2,179	$203	1,976

Retail trade names (not subject to amortization)			1,225			1,225
Mineral interests (not currently subject to amortization)			4			4

Total identifiable intangible assets			$2,849			$3,205

(a)	Contract terminated in October 2017. See Note 17.
(b)	Includes mining development costs and environmental allowances and credits.

Amortization expense related to finite-lived identifiable intangible assets (including the classification in the condensed statements of consolidated income (loss)) consisted of:

		Successor	Predecessor	Successor	Predecessor
Identifiable Intangible Asset	Condensed Statements of Consolidated Income (Loss) Line	Three Months Ended September 30, 2017	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2017	Nine Months Ended September 30, 2016
Retail customer relationship	Depreciation and amortization	$105	$3	$315	$9
Software and other technology-related assets	Depreciation and amortization	10	15	27	44
Electricity supply contract	Operating revenues	2	—	7	—
Retail and wholesale contracts	Operating revenues/fuel, purchased power costs and delivery fees	(17)	—	34	—
Other identifiable intangible assets	Operating revenues/fuel, purchased power costs and delivery fees/depreciation and amortization	3	3	7	6

Total amortization expense (a)		$103	$21	$390	$59

(a)	Amounts recorded in depreciation and amortization totaled $116 million and $20 million for the three months ended September 30, 2017 and 2016, respectively, and $347 million and $58 million for the nine months ended September 30, 2017 and 2016, respectively.

Estimated Amortization of Identifiable Intangible Assets

As of September 30, 2017, the estimated aggregate amortization expense of identifiable intangible assets for each of the next five fiscal years is as shown below.

Year	Estimated Amortization Expense
2017	$560
2018	$374
2019	$266
2020	$198
2021	$130

7. GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS

Goodwill

The following table provides information regarding the carrying value of goodwill. The goodwill of the Successor arose in connection with fresh start reporting that was applied at Emergence and was allocated to the Retail Electric segment (see Note 3). Of the goodwill recorded at Emergence, $1.686 billion is considered purchased goodwill and is deductible for tax purposes over 15 years on a straight-line basis. The goodwill of our Predecessor arose in connection with accounting for the Merger.

	Successor	Predecessor
	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Balance at beginning of period	$1,907	$152	$2,352
Noncash impairment charges	—	—	(2,200)

Balance at end of period (a)	$1,907	$152	$152

(a)	At December 31, 2016, all goodwill related to the Retail Electricity segment. Predecessor periods are net of accumulated impairment charges totaling $18.170 billion.

Predecessor Goodwill Impairments

Goodwill and intangible assets with indefinite useful lives are required to be tested for impairment at least annually or whenever events or changes in circumstances indicate an impairment may exist.

During the fourth quarter of 2015, our Predecessor performed a goodwill impairment analysis as of its annual testing date of December 1. Further, during the fourth quarter of 2015, there were significant declines in the market values of several similarly situated peer companies with publicly traded equity, which indicated our Predecessor’s overall enterprise value should be reassessed. Our Predecessor’s testing resulted in an impairment of goodwill of $800 million at December 1, 2015.

During the first nine months of 2015, our Predecessor experienced impairment indicators related to decreases in forward wholesale electricity prices when compared to those prices reflected in its December 1, 2014 goodwill impairment testing analysis. As a result, the likelihood of goodwill impairments had increased, and our Predecessor initiated further testing of goodwill. Our Predecessor’s testing of goodwill for impairment during the first nine months of 2015 resulted in impairment charges totaling $1.4 billion.

Identifiable Intangible Assets

Identifiable intangible assets, including the impact of fresh start reporting (see Note 3), are comprised of the following:

	Successor			Predecessor
	December 31, 2016			December 31, 2015
Identifiable Intangible Asset	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Retail customer relationship	$1,648	$152	$1,496	$463	$442	$21
Software and other technology-related assets	147	9	138	385	224	161
Electricity supply contract	190	2	188	—	—	—
Retail and wholesale contracts	164	38	126	—	—	—
Other identifiable intangible assets (a)	30	2	28	72	35	37

Total identifiable intangible assets subject to amortization (b)	$2,179	$203	1,976	$920	$701	219

Retail trade names (not subject to amortization)			1,225			955
Mineral interests (not currently subject to amortization)			4			5

Total identifiable intangible assets			$3,205			$1,179

(a)	Includes favorable purchase and sales contracts, environmental allowances and credits and mining development costs. See discussion below regarding impairment charges recorded in the year ended December 31, 2015 related to other identifiable intangible assets.
(b)	Amounts related to fully amortized assets that are expired, or of no economic value, have been excluded from both the gross carrying and accumulated amortization amounts.

Amortization expense related to finite-lived identifiable intangible assets (including the classification in the statements of consolidated income (loss)) consisted of:

Identifiable Intangible Asset	Statements of Consolidated Income (Loss) Line	Successor		Predecessor
		Remaining useful lives at December 31, 2016 (weighted average in years)	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31,
					2015	2014
Retail customer relationship	Depreciation and amortization	4	$152	$9	$17	$23
Software and other technology-related assets	Depreciation and amortization	4	9	44	60	59
Electricity supply contract	Operating revenues	22	2	—	—	—
Retail and wholesale contracts	Operating revenues/fuel, purchased power costs and delivery fees	2	38	—	—	—
Other identifiable intangible assets	Operating revenues/fuel, purchased power costs and delivery fees/depreciation and amortization	5	2	6	30	88

Total amortization expense (a)			$203	$59	$107	$170

(a)	Amounts recorded in depreciation and amortization totaled $162 million, $58 million, $85 million and $116 million for the Successor period from October 3, 2016 through December 31, 2016, the Predecessor period from January 1, 2016 through October 2, 2016 and the years ended December 31, 2015 and 2014, respectively.

Following is a description of the separately identifiable intangible assets. In connection with fresh start reporting (see Note 3), the intangible assets were adjusted based on their estimated fair value as of the Effective Date, based on observable prices or estimates of fair value using valuation models.

•	Retail customer relationship – Retail customer relationship intangible asset represents the fair value of our non-contracted retail customer base, including residential and business customers, and is being amortized using an accelerated method based on historical customer attrition rates and reflecting the expected pattern in which economic benefits are realized over their estimated useful life.

•	Retail trade names – Our retail trade name intangible asset represents the fair value of the TXU EnergyTM and 4Change EnergyTM trade names, and was determined to be an indefinite-lived asset not subject to amortization. This intangible asset is evaluated for impairment at least annually in accordance with accounting guidance related to goodwill and other indefinite-lived intangible assets. Significant assumptions included within the development of the fair value estimate include TXU Energy’s and 4Change Energy’s estimated gross margins for future periods and implied royalty rates.

•	Electricity supply contract – The electricity supply contract represents a long-term fixed-price supply contract for the sale of electricity from one of our generation facilities that was measured at fair value at Emergence. The value of this contract under our Predecessor was recorded as an unfavorable liability due to prevailing market prices of electricity when the contract was established at the Merger. Significant assumptions included in the fair value measurement for this contract include long-term wholesale electricity price forecasts and operating cost forecasts for the respective generation facility.

•	Retail and wholesale contracts – These intangible assets represent the favorable value of various retail and wholesale contracts (both purchase and sale contracts) that were measured at fair value by utilizing prevailing market prices for commodities or services compared to the fixed prices contained in these agreements. The value of these contracts is being amortized using a method that is based on the monthly value of each contract measured at Emergence.

Successor Estimated Amortization of Identifiable Intangible Assets

As of December 31, 2016, the estimated aggregate amortization expense of identifiable intangible assets for each of the next five fiscal years is as shown below.

Year	Estimated Amortization Expense
2017	$523
2018	$365
2019	$267
2020	$191
2021	$143

Predecessor Intangible Impairments

The impairments of generation facilities in 2015 (see Note 8) resulted in the impairment of the SO2 allowances under the Clean Air Act’s acid rain cap-and-trade program that are associated with those facilities to the extent they are not projected to be used at other sites. The fair market values of the SO2 allowances were estimated to be de minimis based on Level 3 fair value estimates (see Note 16). Our Predecessor also impaired certain of its SO2 allowances under the Cross-State Air Pollution Rule (CSAPR) related to the impaired generation facilities. Accordingly, in the year ended December 31, 2015, our Predecessor recorded noncash impairment charges of $55 million (before deferred income tax benefit) in other deductions (see Note 22) related to its existing environmental allowances and credits intangible asset. SO2 emission allowances granted under the acid rain cap-and-trade program were recorded as intangible assets at fair value in connection with purchase accounting related to the Merger in 2007. Additionally, the impairments of generation and related mining facilities in September 2015 resulted in recording noncash impairment charges of $19 million (before deferred income tax benefit) in other deductions (see Note 22) related to mine development costs (included in other identifiable intangible assets in the table above) at the facilities.

During the three months ended March 31, 2015, our Predecessor determined that certain intangible assets related to favorable power purchase contracts should be evaluated for impairment. That conclusion was based on further declines in wholesale electricity prices in ERCOT experienced during the three months ended March 31, 2015. The fair value measurement was based on a discounted cash flow analysis of the contracts that compared the contractual price and terms of the contract to forecasted wholesale electricity and renewable energy credit (REC) prices in ERCOT. As a result of the analysis, our Predecessor recorded a noncash impairment charge of $8 million (before deferred income tax benefit) in other deductions (see Note 22).

During the fourth quarter of 2014, our Predecessor determined that certain intangible assets related to favorable power purchase contracts should be evaluated for impairment. That conclusion was based on the combination of (1) the review of contracts for rejection as part of the Chapter 11 Cases, which could result in termination of contracts before the end of their estimated useful life and (2) declines in wholesale electricity prices. The fair value measurement was based on a discounted cash flow analysis of the contracts that compared the contractual price and terms of the contract to forecasted wholesale electricity and REC prices in ERCOT. As a result of the analysis, TCEH recorded a noncash impairment charge of $183 million (before deferred income tax benefit) in other deductions (see Note 22).

As a result of the CSAPR, which became effective on January 1, 2015, and other new or proposed EPA rules, our Predecessor projected that as of December 31, 2014 it had excess SO2 emission allowances under the Clean Air Act’s existing acid rain cap-and-trade program. In addition, the impairments of the Monticello, Martin Lake and Sandow 5 generation facilities (see Note 8) resulted in the impairment of the SO2 allowances associated with those facilities to the extent they are not projected to be used at other sites. The fair market values of the SO2 allowances were estimated to be de minimis based on Level 3 fair value estimates (see Note 16). Accordingly, a noncash impairment charge of $80 million (before deferred income tax benefit) was recorded in other deductions related to its existing environmental allowances and credits intangible asset in 2014. SO2 emission allowances previously granted were recorded as intangible assets at fair value in connection with purchase accounting related to the Merger in 2007.